Dechert LLP

2010 Main Street, Suite 500

Irvine, CA 92614

Telephone: (949) 442-6000

Fax: (949) 442-6010

November 23, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Equity Series (the “Trust”)

(File Nos. 333-164077 and 811-22375)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the (a) Institutional Class, Class P, Administrative Class and Class D Prospectus for the PIMCO Dividend and Income Builder Fund and the PIMCO EqS Dividend Fund; and the (b) Class A, Class C and Class R Prospectus for the PIMCO Dividend and Income Builder Fund and the PIMCO EqS Dividend Fund, that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 14, which was filed on November 21, 2011, and (ii) the text of Post-Effective Amendment No. 14 was filed electronically on November 21, 2011.

Please do not hesitate to contact the undersigned at (949) 442-6007 if you have any questions regarding this certification.

Sincerely,

/s/ Matthew V. Curtin

Matthew V. Curtin

cc:	J. Stephen King, Jr.
Ryan Leshaw
Douglas P. Dick